Annual Total Returns [BarChart] - Voya Index Plus SmallCap Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	(0.98%)
2012	12.14%
2013	42.28%
2014	5.24%
2015	(3.47%)
2016	27.01%
2017	9.60%
2018	(12.62%)
2019	21.55%
2020	5.11%